REVENUE RECOGNITION (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Revenue Recognition [Abstract]
Rebates	$ 2,852	$ 3,482
Chargebacks	1,717	1,584
Revenue Recognition Sales Returns Reserve For Sales Returns	813	844
Other	215	200
Sales Reserves And Allowances	7,500	7,839
Medicaid	$ 1,903	$ 1,729